ORGANIZATION AND BUSINESS BACKGROUND (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 31, 2017	Jun. 30, 2017
Subsidiaries [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due to Affiliate, Current	$ 0		$ 127
Due from Affiliate, Current	$ 5,071		$ 1,629
Bond M E Sdn. Bhd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Bond Corporation Pte Ltd [Member] | Bond M E Sdn. Bhd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held		49.10%